Legal Proceeding	6 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Legal Matters and Contingencies [Text Block]	Note 19 – Legal Proceeding There had been no legal proceedings in which the Company is a party as at December 31, 2017.